Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—67.0%
		Automotive—1.3%
$ 700,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	$ 623,702
419,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 1/8/2031	357,557
699,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	567,514
		TOTAL	1,548,773
		Banking—9.2%
EUR 600,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	672,804
$ 400,000		Akbank T.A.S., Sr. Unsecd. Note, REGS, 7.498%, 1/20/2030	405,191
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	115,201
400,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	451,030
200,000		Australia & New Zealand Banking Group Ltd., Sub., Series EMTN, 5.101%, 2/3/2033	238,264
$ 200,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 2.750%, 1/11/2026	196,907
400,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 5.750%, 1/22/2030	397,890
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.750%, 5/20/2035	399,257
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	182,148
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	334,614
GBP 500,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	700,864
$ 400,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	366,106
GBP 200,000	[1]	Barclays PLC, Jr. Sub. Note, 8.500%, 6/15/2030	277,226
$ 400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	347,965
400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 7.375%, 9/10/2034	403,624
EUR 300,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	302,673
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	658,297
$ 200,000	[1]	Commerzbank AG, Jr. Sub. Note, Series EMTN, 7.500%, 10/9/2030	201,155
EUR 200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	221,980
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 4.875%, 6/29/2029	223,115
$ 200,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, 144A, 7.125%, 8/10/2034	196,746
EUR 400,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	439,986
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	230,684
$ 500,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	511,329
500,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	419,094
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	511,726
$ 200,000		Itau Unibanco Holding SA, Sub., REGS, 3.875%, 4/15/2031	198,571
800,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	689,079
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	175,794
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	193,145
EUR 600,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	662,227
		TOTAL	11,324,692
		Basic Industries—11.8%
$ 925,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	870,818
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	177,204
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, REGS, 5.500%, 5/2/2033	199,381
1,050,000		Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	905,521
800,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	745,184

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 300,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	$ 302,566
400,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	366,024
200,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	198,033
300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	257,338
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	43,685
320,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	286,353
24,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	20,731
269,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	231,320
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	39,605
GBP 477,000		Edge Finco PLC, Sec. Fac. Bond, 144A, 8.125%, 8/15/2031	674,015
$ 400,000		FMG Reources, Sr. Unsecd. Note, 144A, 4.375%, 4/1/2031	367,534
300,000		FMG Reources, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2032	299,471
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2032	100,273
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	264,209
100,000		Huntsman International LLC, Sr. Unsecd. Note, 5.700%, 10/15/2034	91,221
200,000		IHS Holding Ltd., Sr. Secd. Note, REGS, 7.875%, 5/29/2030	198,230
400,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 7.875%, 5/29/2030	396,296
595,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	539,835
175,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	170,799
500,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	444,924
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	104,649
9,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 6.875%, 1/30/2030	9,287
EUR 400,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	441,106
900,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	926,099
$ 300,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 6.800%, 5/13/2030	301,710
600,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	492,489
EUR 400,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	450,612
192,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 4.500%, 3/15/2032	213,286
$ 1,100,000		SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,005,686
EUR 300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	336,376
$ 200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	174,507
200,000	[2]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	174,507
850,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	727,263
961,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	937,655
		TOTAL	14,485,802
		Capital Goods—4.8%
207,250		ARD Finance SA, Sec. Fac. Bond, 144A, 7.250%, 6/30/2027	8,290
EUR 600,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	592,894
GBP 113,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	68,512
$ 1,225,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,086,630
300,000		Berry Global, Inc., 1.650%, 1/15/2027	285,934
50,000		Berry Global, Inc., Sec. Fac. Bond, 144A, 5.650%, 1/15/2034	50,386
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	333,992
156,000		Crown European Holdings SA, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2030	183,108
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	218,203
600,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	523,688
EUR 600,000		Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	672,622
650,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	709,442

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods—continued
$ 875,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	$ 849,271
200,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	196,510
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	115,781
		TOTAL	5,895,263
		Consumer Cyclicals—2.8%
$ 500,000		Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	496,393
129,000		American Axle & Manufacturing, Inc., Sr. Sub. Secd. Note, 5.000%, 10/1/2029	117,395
EUR 400,000		AZELIS Finance Nv, Sr. Unsecd. Note, REGS, 4.750%, 9/25/2029	468,483
$ 600,000		Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	611,553
EUR 300,000		ELIOR Group Sa, Sr. Unsecd. Note, 5.625%, 3/15/2030	350,215
$ 200,000		LKQ Corp., Sr. Unsecd. Note, 6.250%, 6/15/2033	208,633
EUR 100,000		Lkq Dutch Bond Bv, Sr. Unsecd. Note, 4.125%, 3/13/2031	115,685
250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	285,207
700,000		V.F. Corp., Sr. Unsecd. Note, 0.625%, 2/25/2032	563,598
$ 250,000		V.F. Corp., Sr. Unsecd. Note, 2.950%, 4/23/2030	208,909
		TOTAL	3,426,071
		Consumer Goods—1.3%
EUR 700,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	789,965
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	79,001
130,000		Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	132,335
233,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	212,645
338,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	320,220
		TOTAL	1,534,166
		Consumer Non-Cyclical—2.0%
EUR 700,000		BCP V Modular Services Finance PLC, Sr. Unsecd. Note, REGS, 6.750%, 11/30/2029	715,636
$ 240,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	253,791
EUR 600,000		Irca Spa, Sec. Fac. Bond, REGS, 6.251%, 12/15/2029	681,963
319,000		OPAL BIDCO SAS, Sec. Fac. Bond, 144A, 5.500%, 3/31/2032	368,286
400,000		Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 3/28/2030	454,016
		TOTAL	2,473,692
		Energy—3.0%
$ 150,000		Aker BP ASA, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2034	140,778
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	281,485
GBP 100,000		BP Capital Markets PLC, Sr. Unsecd. Note, Series EMTN, 5.067%, 9/12/2036	127,806
200,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	263,037
$ 200,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 4.150%, 6/1/2025	200,000
250,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.050%, 4/1/2045	207,023
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	236,270
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	28,614
439,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	400,525
400,000		Greenko Wind Projects (Mauritius) Ltd., Sr. Unsecd. Note, 144A, 7.250%, 9/27/2028	397,289
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	539,002
900,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	865,647
		TOTAL	3,687,476
		Financial Services—0.9%
200,000	[1]	ING Groep N.V., Jr. Sub. Note, 7.250%, 11/16/2034	200,903
200,000	[1]	Natwest Group plc, Jr. Sub. Deb., 7.300%, 11/19/2034	196,194

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Services—continued
$ 650,000	[1]	Societe Generale SA, Jr. Sub. Note, 144A, 8.125%, 11/21/2029	$ 655,173
		TOTAL	1,052,270
		Health Care—4.7%
519,000		Centene Corp., 2.500%, 3/1/2031	440,996
550,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	466,203
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	225,931
100,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	96,566
$ 700,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	595,133
EUR 580,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	630,453
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	96,216
500,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	427,920
EUR 900,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	974,640
$ 699,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	659,319
300,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	305,644
788,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	753,766
100,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	101,105
		TOTAL	5,773,892
		Insurance—1.4%
GBP 525,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	675,582
EUR 600,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	694,498
$ 400,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	346,785
		TOTAL	1,716,865
		Media—2.6%
500,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	431,966
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	182,174
830,000		Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	771,360
1,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	990,000
GBP 450,000		Virgin Media O2 V Dac, Sr. Secd. Note, 144A, 7.875%, 3/15/2032	619,373
100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	123,114
EUR 100,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	97,696
		TOTAL	3,215,683
		Packaging—1.6%
$ 400,000		Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	404,531
250,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	248,486
467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	462,337
650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	599,779
300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	298,932
		TOTAL	2,014,065
		Real Estate—1.6%
EUR 500,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	553,531
$ 400,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	367,738
89,000		Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	89,907
900,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	844,168
81,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	79,095
		TOTAL	1,934,439
		Retail—1.0%
116,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	116,814
700,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	601,108

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retail—continued
GBP 350,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	$ 455,030
		TOTAL	1,172,952
		Technology & Electronics—2.1%
$ 100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	92,866
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	298,773
125,000		Nokia Oyj, Sr. Unsecd. Note, 6.625%, 5/15/2039	127,284
EUR 300,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	354,343
$ 250,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	216,461
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	64,475
1,000,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	927,956
160,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	153,166
475,000		Xerox Holdings Corp., Sr. Unsecd. Note, 144A, 8.875%, 11/30/2029	320,593
		TOTAL	2,555,917
		Telecommunications—8.4%
EUR 300,000		Cellnex Telecom, SA, Conv. Bond, Series CLNX, 0.750%, 11/20/2031	303,588
100,000		Cellnex Telecom, SA, Sr. Unsecd. Note, Series EMTN, 1.750%, 10/23/2030	105,874
$ 138,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	129,786
648,000		Fibercop SPA, Sec. Fac. Bond, 144A, 6.000%, 9/30/2034	610,020
EUR 125,000		Fibercop SPA, Series emtn, 2.375%, 10/12/2027	138,212
$ 200,000		Iliad Holding Sas, 144A, 7.000%, 4/15/2032	201,536
EUR 700,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	764,002
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	420,183
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	327,724
800,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	908,358
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	354,736
400,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	357,258
200,000	[1]	Network i2i Ltd., Sub., REGS, 3.975%, 3/3/2026	198,331
EUR 700,000		Nexans SA, Sr. Unsecd. Note, 4.125%, 5/29/2029	811,356
700,000		Odido Group Holding B.V., Sr. Unsecd. Note, REGS, 5.500%, 1/15/2030	790,919
500,000		Summer (BC) Holdco B S.a r.l., Sec. Fac. Bond, 144A, 5.875%, 2/15/2030	560,309
900,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	948,326
$ 172,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	147,528
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	195,267
100,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.700%, 1/15/2035	95,604
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	203,060
400,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	406,120
GBP 100,000		Virgin Media O2 V Dac, Sec. Fac. Bond, REGS, 7.875%, 3/15/2032	137,638
349,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	417,782
$ 900,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	778,574
		TOTAL	10,312,091
		Utilities—6.5%
357,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	305,461
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	445,360
625,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	549,522
EUR 600,000		ContourGlobal Power Holdings SA, 144A, 5.000%, 2/28/2030	686,194
800,000		EDP, S.A., Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	829,220
200,000		EDP, S.A., Sr. Sub., 4.625%, 9/16/2054	228,907
800,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	800,831

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
EUR 100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	$ 108,257
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	108,256
$ 334,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	312,564
GBP 600,000		Orsted A/S, Sub., Series GBP, 2.500%, 8/18/2032	588,723
$ 1,100,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,037,570
EUR 800,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	861,249
$ 766,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	740,989
355,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	372,677
		TOTAL	7,975,780
		TOTAL CORPORATE BONDS (IDENTIFIED COST $78,428,777)	82,099,889
		U.S. TREASURIES—22.2%
1,400,000	[3,4]	United States Treasury Bill, 0.000%, 8/21/2025	1,386,840
16,400,000		United States Treasury Note, 3.750%, 8/15/2027	16,350,467
9,451,400		United States Treasury Note, 5.000%, 8/31/2025	9,463,265
		TOTAL U.S. TREASURIES (IDENTIFIED COST $27,053,224)	27,200,572
		FOREIGN GOVERNMENT/AGENCY—3.4%
		Sovereign—3.4%
GBP 3,055,000		United Kingdom, Government of, Sr. Unsecd. Note, 3.500%, 10/22/2025 (IDENTIFIED COST $3,834,599)	4,103,002
		EXCHANGE-TRADED FUNDS—4.1%
$ 46,091		iShares iBoxx High Yield Corporate Bond ETF	3,667,461
14,575		SPDR Bloomberg High Yield Bond ETF	1,397,888
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,045,952)	5,065,349
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $114,362,552)	$118,468,812
		OTHER ASSETS AND LIABILITIES - NET—3.3%[5]	4,078,190
		NET ASSETS—100.0%	$122,547,002
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
United States Treasury Notes 2 Year Long Futures	4	$829,750	September 2025	$864
United States Treasury Notes 10 Year Long Futures	31	$3,433,250	September 2025	$19,528
United States Treasury Notes 5 Year Long Futures	47	$5,084,813	September 2025	$18,231
Short Futures:
Euro-Bobl Short Futures	4	EUR (541,109)	June 2025	$(1,248)
Euro-Bond Short Futures	21	EUR (3,128,624)	June 2025	$1,515
Long Gilt Long Futures	11	GBP (1,355,807)	September 2025	$(4,635)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$34,255

At May 31, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2025[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	6/20/2030	1.21%	$300,000	$60,127	$52,726	$7,401
Morgan Stanley	AXL	Sell	5.00%	6/20/2030	4.57%	$546,000	$12,059	$26,149	$(14,090)
Morgan Stanley	Ford Motor Co.	Sell	5.00%	6/20/2030	2.02%	$184,000	$23,488	$26,777	$(3,289)
Morgan Stanley	Forvia	Sell	5.00%	6/20/2030	3.84%	$365,000	$19,786	$26,036	$(6,250)
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2030	2.62%	$510,000	$51,631	$32,977	$18,654
Morgan Stanley	ITRX	Sell	5.00%	6/20/2030	3.00%	$2,000,000	$196,153	$171,635	$24,518
Morgan Stanley	Markit CDX North America High Yield Index Series 40	Sell	5.00%	6/20/2028	2.81%	$3,459,400	$209,812	$179,261	$30,551
Morgan Stanley	Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/2030	3.51%	$20,633,000	$1,270,854	$928,242	$342,612
Morgan Stanley	Optics	Sell	1.00%	6/20/2030	2.35%	$100,000	$(5,630)	$(4,418)	$(1,212)
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	6/20/2030	1.34%	$200,000	$(3,709)	$(9,482)	$5,773
Morgan Stanley	Valeo	Sell	1.00%	6/20/2030	2.72%	$455,000	$(39,260)	$(31,306)	$(7,954)
Morgan Stanley	Volvo	Sell	5.00%	6/20/2030	2.53%	$234,000	$28,912	$27,801	$1,111
TOTAL CREDIT DEFAULT SWAPS							$1,824,223	$1,426,398	$397,825
At May 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/18/2025	JPMorgan	400,000 EUR	$455,268	$(562)
6/18/2025	Lloyds Bank PLC	367,000 EUR	$407,507	$9,686
6/18/2025	Northern Trust	200,000 EUR	$227,782	$(429)
6/18/2025	State Steet Bank	700,000 EUR	$794,455	$1,281
6/18/2025	State Steet Bank	400,000 EUR	$439,740	$14,966
6/18/2025	State Steet Bank	150,000 EUR	$171,031	$(516)
6/18/2025	State Steet Bank	150,000 GBP	$196,902	$5,218
Contracts Sold:
6/18/2025	State Steet Bank	27,000,000 EUR	$29,591,811	$(1,100,847)
6/18/2025	State Steet Bank	800,000 EUR	$876,794	$(32,618)
6/18/2025	State Steet Bank	250,000 EUR	$286,016	$1,825
6/18/2025	State Steet Bank	7,250,000 GBP	$9,409,297	$(359,829)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,461,825)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2025, these restricted securities amounted to $174,507, which represented 0.1% of net assets.

3	Discount rate at time of purchase.
4	Zero coupon bond.
5	Assets, other than investments in securities, less liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Additional information on restricted securities held at May 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$155,528	$174,507
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$82,099,889	$—	$82,099,889
U.S. Treasuries	—	27,200,572	—	27,200,572
Foreign Government/Agency	—	4,103,002	—	4,103,002
Exchange-Traded Funds	5,065,349	—	—	5,065,349
TOTAL SECURITIES	$5,065,349	$113,403,463	$-	$118,468,812
Other Financial Instruments:
Assets
Futures Contracts	$40,138	$—	$—	$40,138
Swap Contracts	—	1,872,822	—	1,872,822
Foreign Exchange Contracts	—	32,976	—	32,976
Liabilities
Futures Contracts	(5,883)	—	—	(5,883)
Swap Contracts	—	(48,599)	—	(48,599)
Foreign Exchange Contracts	—	(1,494,801)	—	(1,494,801)
TOTAL OTHER FINANCIAL INSTRUMENTS	$34,255	$362,398	$—	$396,653

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter
SPDR	—Standard & Poor’s Depositary Receipt